Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash flows provided by operating activities:
Net income (loss)	$ (7,110)	$ 617	$ 1,688
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	4,929	523	203
Depreciation and amortization	6,336	5,571	4,624
Deferred income tax (benefit) expense	341	(822)	838
Provision for doubtful accounts	62	60	60
Loss on disposal of equipment	98
Changes in operating assets and liabilities:
Accounts receivable	(78)	(295)	287
Prepaid expenses	(1,132)	(1,061)	(247)
Trade accounts payable	465	138	102
Accrued expenses	3,288	1,497	1,009
Net cash provided by operating activities	7,199	6,228	8,564
Cash flows from investing activities:
Capitalized internally developed software costs	(4,349)	(1,967)	(3,716)
Purchases of property and equipment	(6,667)	(3,987)	(3,446)
Payments for acquisition	(6,450)
Net change in funds held for clients	(61,356)	(92,650)	35,724
Net cash provided by (used in) investing activities	(78,822)	(98,604)	28,562
Cash flows from financing activities:
Net change in client funds obligation	61,356	92,650	(35,724)
Principal payments on long-term debt	(1,563)	(1,625)	(312)
Proceeds from initial public offering, net of issuance costs	82,032
Capital contribution	1,052
Proceeds from issuance of Redeemable Convertible Preferred Series B Shares			27,234
Proceeds from exercise of stock options		76	88
Payments for redemption of Common Shares		(162)	(27,371)
Net cash (used in) provided by financing activities	142,877	90,939	(36,085)
Net Change in Cash and Cash Equivalents	71,254	(1,437)	1,041
Cash and Cash Equivalents-Beginning of Year	7,594	9,031	7,990
Cash and Cash Equivalents-End of Year	78,848	7,594	9,031
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Build-out allowance received from landlord	1,162	325	333
Purchase of property and equipment, accrued but not paid	896	27	392
Unpaid initial offering costs	75
Supplemental disclosure of cash flow information
Cash paid for income taxes	106	69	7
Cash paid for interest	$ 70	$ 385	$ 161